Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Operating Activities
Net loss	$ (2,101,886)	$ (1,355,417)	$ (2,758,567)
Items not involving cash:
Amortization	785,505	1,044,222	1,573,091
Write-off of inventory	214,225	260,040	117,403
Loss (gain) on sale of property, plant and equipment	0	20,602	(8,389)
Share-based expense	129,490	163,051	133,645
Bad debts	0	0	2,000
Gain on repurchase of RSUs	(40,785)	(45,806)	0
Gain on revaluation of derivative warrant liability	(3,665)	(263,446)	(658,626)
Unrealized foreign exchange loss (gain)	1,154	(31,648)	(9,631)
Cash flows from (used in) operations before changes in working capital	(1,015,962)	(208,402)	(1,609,074)
Changes in non-cash working capital
Accounts receivable	316,568	(574,970)	(273,350)
Prepaid expenses	(41,581)	68,722	1,249
Inventory	556,043	1,133,347	(182,655)
Accounts payable and accrued liabilities	(69,717)	(134,915)	332,076
Income tax payable	(20,602)	30,626	(91,566)
Changes in non-cash working capital	740,711	522,810	(214,246)
Cash Provided by (Used in) Operating Activities	(275,251)	314,408	(1,823,320)
Investing Activities
Proceeds from disposition of property, plant and equipment	0	27,339	27,704
Acquisition of property, plant and equipment	(754,770)	(754,020)	(131,382)
Deposit on intangible assets	0	0	(127,643)
Acquisition of intangible assets	(92,062)	(148,814)	(169,973)
Cash Used in Investing Activities	(846,832)	(875,495)	(401,294)
Financing Activities
Issue of common shares, net of issue costs	0	0	4,589,849
Exercise of options	0	0	55,000
Repurchase of RSUs	(25,288)	(35,269)	0
Lease liability payments	(130,081)	(100,310)	(104,493)
Cash Provided by (Used in) Financing Activities	(155,369)	(135,579)	4,540,356
Foreign Exchange Effect on Cash	(1,156)	31,648	12,673
Inflow (Outflow) of Cash	(1,278,608)	(665,018)	2,328,415
Cash, Beginning of Year	2,712,446	3,377,464	1,049,049
Cash, End of Year	$ 1,433,838	$ 2,712,446	$ 3,377,464